EMPLOYEE BENEFITS PLANS - Allocation of Pension Plan Assets (Detail) - Qualified Plan - Net Periodic Pension Expense	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Allocation of the fair value total pension plan assets	100.00%	100.00%
Fixed Maturities
Defined Benefit Plan Disclosure [Line Items]
Allocation of the fair value total pension plan assets	46.20%	47.40%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of the fair value total pension plan assets	33.90%	34.20%
Equity real estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of the fair value total pension plan assets	13.90%	13.70%
Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Allocation of the fair value total pension plan assets	1.40%	1.50%
Other
Defined Benefit Plan Disclosure [Line Items]
Allocation of the fair value total pension plan assets	4.60%	3.20%